Schedule of New Accounting Pronouncements and Changes In Accounting Principles (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets	$ 64,220	$ 59,063	$ 33,575
Deferred tax asset, net	84,688	113,059	119,431
Retained earnings	$ 9,043,014	8,222,151	$ 8,203,035
Accounting Standards Update 2014-09 | Adjustments Due to Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets		25,488
Deferred tax asset, net		(6,372)
Retained earnings		$ 19,116